Borrowings and Debentures - Debentures (Parenthetical) (Detail)	Dec. 31, 2023	Dec. 31, 2022
SOFR Rate [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)	5.38%
LIBOR Rate [member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate (%)		4.75%
Annual interest rate adjustment (%)		0.91%